NOTE 7: ACQUISITION OF LAWRENCE PARK & ATKINSON	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF LAWRENCE PARK & ATKINSON

On December 31, 2020, the Company acquired 100% ownership of Lawrence Park Health and Wellness Clinic Inc. (“Lawrence Park”) and 11000900 Canada Inc. (“Atkinson”, together “Lawrence Park & Atkinson” or “LP&A”). Lawrence Park & Atkinson operate para-medical clinics in the Greater Toronto Area of Ontario, Canada. The acquisition of these entities is considered one combined acquisition as the businesses carry on similar activities in Canada and are evaluated together as one business by management, so are considered one CGU from the Company’s perspective.

Consideration in the transaction had a fair value of $1,766,933 comprised of cash consideration of $215,991, cash payable of $58,907, up to 3,750,000 stock options with a fair value of $344,110 and share consideration with a fair value of $1,147,925. Share consideration consisted of the issuance of 2,564,102 common shares of the Company with a fair value of $0.2238 (C$0.2850) based on the stock price on December 31, 2020 and 2,564,102 common shares of the Company subject to voluntary trading restrictions imposed by a contract (and therefore no discount for lack of marketability) lasting through December 31, 2022 and having an average fair value of $0.2238 (C$0.2850) per share, which have the following escrow condition: 320,513 common shares to be released every three months commencing on March 31, 2021.

Pursuant to the terms of the acquisition of LP&A, the 3,750,000 stock options are subject to the following milestone issuance schedule:

●	Milestone 1 - 1/3 exercisable after 10 new clinics are opened within 18 months of the acquisition date

●	Milestone 2 - 1/3 exercisable after an additional 10 new clinics are opened

●	Milestone 3 - 1/3 exercisable after a further additional 10 new clinics are opened

The stock options will have a term of five years commencing on the date of issuance and become exercisable at a price equal to the greater of (a) the volume weighted average trading price ("VWAP") for the 10 trading days prior to the achievement of Milestone 1, and (b) the greater of the closing market prices of the Empower shares on (i) the trading day prior to the date of grant of the stock options; and (ii) in the event that the shares are not publicly traded, the fair value determined by an independent appraiser. The Company used the Black-Scholes option pricing model to determine the $344,110 fair value of the stock options with the following assumptions:

	Milestone 1	Milestone 2	Milestone 3
Milestone date	June 30, 2022	December 31, 2023	June 30, 2025
Years to maturity	4.00	4.75	5.50
Risk-free rate	0.190%	0.250%	0.480%
Exercise price	C$0.2850	C$0.2850	C$0.2850
Share price	C$0.2850	C$0.2850	C$0.2850
Volatility	108.1%	108.1%	108.1%
Fair value per option	C$0.2056	C$0.2173	C$0.2273
Probability	90%	50%	25%
Fair value per option tranche (1)	$181,634 (C$231,256)	$106,679 (C$135,824)	$55,797 (C$71,041)

(1)	Canadian dollar amount translated using December 31, 2020 foreign exchange rate of 0.7854

The transaction has been accounted for as a business combination under IFRS 3 – Business Combinations.

The following table summarizes the final purchase price allocation:

Assets Acquired	$
Cash and cash equivalents	38,521
Deposit	4,103
Intangible assets	58,907
Right-of-use assets	39,271
140,802

Liabilities Assumed
Accounts payable and accrued liabilities	54,396
Lease liability	45,595
Loans payable	45,287
Net assets at fair value, as at December 31, 2020	(4,476)

Consideration
Cash consideration	215,991
Cash consideration - withheld	58,907
Stock options	344,110
Share consideration	1,147,925
Total Consideration	1,766,933

Goodwill	1,771,409

The intangible assets are comprised of the trade name with a fair value of $43,198 and customer relationships with a fair value of $15,709. The fair value of the trade name was determined using the relief from royalty method and the fair value of the customer relationships was determined using a discounted cash flow analysis. The key assumptions used in the cash flow projection related to the trade name include: (1) a discount rate of 20.5%; (2) revenue growth rates of 3.1% - 35%; (3) royalty rate of 1%; (4) discount rate of 20.5% and (5) terminal revenue growth of 2% per year. The key assumptions used in the cash flow projection related to the customer relationships include (1) customer growth rate of 2%; (2) customer retention rates of 55% and discount rate of 22.5%.

The lease liability represents one lease with a fair value of $45,595 on the date of acquisition, which is the net present value of the minimum future lease payments determined using the following assumptions: (1) remaining number of payments – 13; (2) rent payment - $3,631; and (3) incremental borrowing rate – 4.04%.

The loans payable balance at acquisition consists of two CEBA loans with a two-year term to maturity that have a fair value of $45,287. The fair value was determine using a discounted cash flow analysis with a a discount rate of 10.2%.

The goodwill generated as a result of this acquisition relates to other intangible assets that do not qualify for separate recognition.

If the acquisition occurred on January 1, 2020, management estimates that revenue would have increased by $501,745 and net loss would have been decreased by approximately $8,807, respectively.